ACCRUED EXPENSES AND DEFERRED REVENUE	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
5.	ACCRUED EXPENSES AND DEFERRED REVENUE

Accrued expenses consist of the following (in thousands):

	October 31,	April 30,
	2012	2013
		(Unaudited)

Payroll related	$1,871	$1,270
Professional services	620	201
Customer deposits	12	-
Warranty reserve	11	18
Other	365	286
	$2,879	$1,775

Included in payroll related accrued expenses as of October 31, 2012 was $790,000 related to bonus compensation, $465,000 of which was settled in December 2012 with 146,555 shares of common stock.

Warranty reserve activity, included in accrued expenses, during the year ended October 31, 2012 and six months ended April 30, 2013 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Six months ended April 30, 2013
Warranty reserve (Unaudited)	$11	$10	$(3)	$18

Deferred revenue, current portion, consists of the following (in thousands):

	October 31,	April 30,
	2012	2013
		(Unaudited)

Product	$315	$121
Services	991	1,153
	$1,306	$1,274

7.   ACCRUED EXPENSES AND DEFERRED REVENUE

Accrued expenses consist of the following (in thousands):

	October 31,	October 31,
	2011	2012

Payroll related	$1,475	$1,871
Professional services	271	620
Warranty reserve	22	11
Customer deposits	-	12
Other	388	365
	$2,156	$2,879

Included in payroll related accrued expenses as of October 31, 2011 was $587,000 related to bonus compensation, $407,000 of which was subsequently settled in January 2012 with 83,959 shares of common stock. Included in payroll related accrued expenses as of October 31, 2012 was $790,000 related to bonus compensation, $465,000 of which was settled in December 2012 with 146,555 shares of common stock.

Warranty reserve activity, included in accrued expenses, during the years ended October 31, 2011 and 2012 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2011
Warranty reserve	$30	$9	$(17)	$22

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Deferred revenue, current portion, consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Product	$558	$315
Services	451	991
	$1,009	$1,306